Key management compensation and related party transactions (Schedule of detailed information about key management personnel) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transactions between related parties [abstract]
Professional, other fees, and salaries	$ 139,197	$ 77,823	$ 214,914
Stock-based compensation	0	0	82,946
Key management compensation	$ 139,197	$ 77,823	$ 297,860